Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 7,694,730	$ 6,673,179	$ 4,651,641
Less: accumulated depreciation and amortization	(4,621,681)	(3,725,015)	(2,111,127)
Property and equipment, net	3,073,049	2,948,164	2,540,514
Furniture, fixtures and vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 155,165	$ 153,909	98,564
Furniture, fixtures and vehicle [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years	2 years
Furniture, fixtures and vehicle [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years	5 years
Website and internal use software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,835,158	$ 5,827,771	3,933,600
Estimated Useful Lives	3 years	3 years
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 704,407	$ 691,499	$ 619,477
Computers and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years	3 years
Computers and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years	7 years